INCOME TAXES (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) M Y	Dec. 31, 2013 CNY
Income Taxes 1	7,874	7,874
Income Taxes 2	1,986	1,986
Income Taxes 3	16.50%	16.50%
Income Taxes 4		95
Income Taxes 5	$ 16
Income Taxes 6	15.00%	15.00%
Income Taxes 7	10.00%	10.00%
Income Taxes 8	12.50%	12.50%
Income Taxes 9	50.00%	50.00%
Income Taxes 10	12.00%	12.00%
Income Taxes 11	10	10
Income Taxes 12	25.00%	25.00%
Income Taxes 13	12	12